Consolidating Financial Statements (details) - Consolidating Balance Sheet (Unaudited) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidating Balance Sheet
Fixed maturities, available for sale, at fair value	$ 60,515	$ 60,658
Equity securities, available for sale, at fair value	732	705
Real estate investments	928	989
Short-term securities	4,865	4,671
Other investments	3,448	3,447
Total investments	70,488	70,470
Cash	307	380	$ 374	$ 294
Investment income accrued	630	642
Premiums receivable	6,722	6,437
Reinsurance recoverables	8,287	8,910
Ceded unearned premiums	589	656
Deferred acquisition costs	1,923	1,849	1,835
Deferred taxes	465	296
Contractholder receivables	4,609	4,374
Goodwill	3,580	3,573
Other intangible assets	268	279
Other assets	2,377	2,318
Total assets	100,245	100,184
Claims and claim adjustment expense reserves	47,949	48,295	49,850
Unearned premium reserves	12,329	11,971	11,839
Contractholder payables	4,609	4,374
Payables for reinsurance premiums	273	296
Debt	6,437	6,344
Other liabilities	5,427	5,306
Total liabilities	77,024	76,586
Common stock	22,614	22,172
Retained earnings	32,196	29,945
Accumulated other comprehensive income (loss)	(755)	(157)
Treasury stock, at cost	(30,834)	(28,362)
Total shareholders' equity	23,221	23,598	24,836
Total liabilities and shareholders' equity	100,245	100,184
Fixed maturities, available for sale, amortized cost	59,650	58,878
Equity securities, available for sale, cost	$ 504	$ 528
Common stock, shares authorized	1,750.0	1,750.0
Common stock, shares issued	279.6	295.9
Common stock, shares outstanding	279.6	295.9
Treasury stock, at cost, shares	489.5	467.6
TPC [Member]
Consolidating Balance Sheet
Fixed maturities, available for sale, at fair value	$ 42,014	$ 42,289
Equity securities, available for sale, at fair value	169	189
Real estate investments	56	56
Short-term securities	2,447	1,947
Other investments	2,569	2,516
Total investments	47,255	46,997
Cash	141	225	221	137
Investment income accrued	441	453
Premiums receivable	4,545	4,336
Reinsurance recoverables	5,664	5,849
Ceded unearned premiums	536	610
Deferred acquisition costs	1,741	1,660
Deferred taxes	216	178
Contractholder receivables	3,656	3,387
Goodwill	2,578	2,573
Other intangible assets	202	203
Other assets	1,973	1,958
Total assets	68,948	68,429
Claims and claim adjustment expense reserves	32,168	31,965
Unearned premium reserves	8,575	8,335
Contractholder payables	3,656	3,387
Payables for reinsurance premiums	156	175
Debt	693	693
Other liabilities	4,106	3,958
Total liabilities	49,354	48,513
Additional paid-in capital	11,634	11,634
Retained earnings	7,933	7,888
Accumulated other comprehensive income (loss)	27	394
Total shareholders' equity	19,594	19,916
Total liabilities and shareholders' equity	68,948	68,429
Other Subsidiaries [Member]
Consolidating Balance Sheet
Fixed maturities, available for sale, at fair value	18,452	18,323
Equity securities, available for sale, at fair value	408	375
Real estate investments	872	933
Short-term securities	791	1,178
Other investments	878	930
Total investments	21,401	21,739
Cash	164	153	151	154
Investment income accrued	183	185
Premiums receivable	2,177	2,101
Reinsurance recoverables	2,623	3,061
Ceded unearned premiums	53	46
Deferred acquisition costs	182	189
Deferred taxes	224	83
Contractholder receivables	953	987
Goodwill	1,002	1,000
Other intangible assets	66	76
Other assets	370	344
Total assets	29,398	29,964
Claims and claim adjustment expense reserves	15,781	16,330
Unearned premium reserves	3,754	3,636
Contractholder payables	953	987
Payables for reinsurance premiums	117	121
Other liabilities	1,239	1,221
Total liabilities	21,844	22,295
Common stock	390	390
Additional paid-in capital	6,499	6,499
Retained earnings	797	688
Accumulated other comprehensive income (loss)	(132)	92
Total shareholders' equity	7,554	7,669
Total liabilities and shareholders' equity	29,398	29,964
Travelers [Member]
Consolidating Balance Sheet
Fixed maturities, available for sale, at fair value	49	46
Equity securities, available for sale, at fair value	155	141
Short-term securities	1,627	1,546
Other investments	1	1
Total investments	1,832	1,734
Cash	2	2	$ 2	$ 3
Investment income accrued	6	4
Deferred taxes	25	35
Investment in subsidiaries	27,137	27,573
Other assets	34	16
Total assets	29,036	29,364
Debt	5,744	5,651
Other liabilities	82	127
Total liabilities	5,826	5,778
Common stock	22,614	22,172
Retained earnings	32,185	29,933
Accumulated other comprehensive income (loss)	(755)	(157)
Treasury stock, at cost	(30,834)	(28,362)
Total shareholders' equity	23,210	23,586
Total liabilities and shareholders' equity	$ 29,036	$ 29,364
Common stock, shares authorized	1,750.0	1,750.0
Common stock, shares issued	279.6	295.9
Common stock, shares outstanding	279.6	295.9
Treasury stock, at cost, shares	489.5	467.6
Eliminations [Member]
Consolidating Balance Sheet
Investment in subsidiaries	$ (27,137)	$ (27,573)
Total assets	(27,137)	(27,573)
Common stock	(390)	(390)
Additional paid-in capital	(18,133)	(18,133)
Retained earnings	(8,719)	(8,564)
Accumulated other comprehensive income (loss)	105	(486)
Total shareholders' equity	(27,137)	(27,573)
Total liabilities and shareholders' equity	$ (27,137)	$ (27,573)